First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 96.4%
	Aerospace & Defense — 1.4%
32,893	Boeing (The) Co. (a)	$5,609,901
24,441	General Electric Co.	4,891,866
89,237	Leonardo DRS, Inc.	2,934,113
32,912	RTX Corp.	4,359,523
		17,795,403
	Automobiles — 1.6%
12,887	Ferrari N.V.	5,514,090
106,186	Stellantis N.V.	1,190,345
46,060	Tesla, Inc. (a)	11,936,910
62,152	XPeng, Inc., ADR (a)	1,287,789
		19,929,134
	Banks — 4.4%
153,842	Bank of America Corp.	6,419,827
71,530	BankUnited, Inc.	2,463,493
85,494	Citigroup, Inc.	6,069,219
100,798	CVB Financial Corp.	1,860,731
39,365	East West Bancorp, Inc.	3,533,402
49,559	HSBC Holdings PLC, ADR	2,846,173
72,854	JPMorgan Chase & Co. (b)	17,871,086
70,138	Simmons First National Corp., Class A	1,439,933
48,994	Toronto-Dominion Bank (The)	2,936,700
35,004	UMB Financial Corp.	3,538,905
84,426	Wells Fargo & Co.	6,060,943
		55,040,412
	Beverages — 1.9%
93,443	Coca-Cola (The) Co.	6,692,388
157,154	Coca-Cola Europacific Partners PLC (b)	13,677,113
10,866	PepsiCo, Inc.	1,629,248
37,674	Primo Brands Corp.	1,337,050
		23,335,799
	Biotechnology — 1.8%
42,960	AbbVie, Inc. (b)	9,000,979
12,502	Amgen, Inc.	3,894,998
8,081	BeiGene Ltd., ADR (a)	2,199,406
62,383	Gilead Sciences, Inc.	6,990,015
		22,085,398
	Broadline Retail — 3.2%
201,330	Amazon.com, Inc. (a) (b)	38,305,046
625	MercadoLibre, Inc. (a)	1,219,294
11,036	PDD Holdings, Inc., ADR (a)	1,306,110
		40,830,450
	Capital Markets — 2.5%
24,068	Ares Management Corp., Class A	3,528,610
2,825	Blackrock, Inc.	2,673,806
8,886	Blackstone, Inc.	1,242,085
18,651	Charles Schwab (The) Corp.	1,460,000
18,853	CME Group, Inc.	5,001,512
63,129	Deutsche Bank AG	1,504,364

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
11,591	Futu Holdings, Ltd., ADR	$1,186,339
7,465	Goldman Sachs Group (The), Inc.	4,078,055
23,678	Houlihan Lokey, Inc.	3,823,997
10,223	Morgan Stanley	1,192,718
37,310	Robinhood Markets, Inc., Class A (a)	1,552,842
7,929	S&P Global, Inc.	4,028,725
		31,273,053
	Chemicals — 0.6%
11,005	Linde PLC	5,124,368
3,974	NewMarket Corp.	2,251,073
		7,375,441
	Commercial Services & Supplies — 0.1%
91,862	OPENLANE, Inc. (a)	1,771,099
	Communications Equipment — 1.2%
16,987	Ciena Corp. (a)	1,026,524
190,966	Cisco Systems, Inc.	11,784,512
4,326	Motorola Solutions, Inc.	1,893,966
		14,705,002
	Construction Materials — 0.2%
9,220	Eagle Materials, Inc.	2,046,195
	Consumer Finance — 0.7%
7,765	American Express Co.	2,089,173
250,265	SLM Corp.	7,350,283
		9,439,456
	Consumer Staples Distribution & Retail — 2.6%
10,794	Costco Wholesale Corp.	10,208,749
30,592	Performance Food Group Co. (a)	2,405,449
39,227	Sprouts Farmers Market, Inc. (a)	5,987,609
74,706	US Foods Holding Corp. (a)	4,890,255
98,825	Walmart, Inc.	8,675,847
		32,167,909
	Containers & Packaging — 1.1%
12,336	AptarGroup, Inc.	1,830,416
635,339	Pactiv Evergreen, Inc.	11,442,455
		13,272,871
	Diversified Consumer Services — 0.3%
22,200	Grand Canyon Education, Inc. (a)	3,841,044
	Diversified REITs — 0.1%
19,367	WP Carey, Inc.	1,222,251
	Diversified Telecommunication Services — 0.8%
199,359	AT&T, Inc.	5,637,872
105,207	Verizon Communications, Inc.	4,772,190
		10,410,062
	Electric Utilities — 1.5%
33,334	Duke Energy Corp.	4,065,748
61,259	IDACORP, Inc.	7,119,521
37,902	MGE Energy, Inc.	3,523,370

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
25,706	Southern (The) Co.	$2,363,667
19,054	Xcel Energy, Inc.	1,348,832
		18,421,138
	Electrical Equipment — 0.3%
6,738	GE Vernova, Inc.	2,056,977
29,440	NEXTracker, Inc., Class A (a)	1,240,601
		3,297,578
	Electronic Equipment, Instruments & Components — 0.3%
13,751	Celestica, Inc. (a)	1,083,717
9,383	OSI Systems, Inc. (a)	1,823,492
96,080	Vishay Intertechnology, Inc.	1,527,672
		4,434,881
	Energy Equipment & Services — 0.3%
119,491	TechnipFMC PLC	3,786,670
	Entertainment — 1.6%
16,800	NetEase, Inc., ADR	1,729,056
10,744	Netflix, Inc. (a)	10,019,102
20,388	ROBLOX Corp., Class A (a)	1,188,416
17,790	Roku, Inc. (a)	1,253,128
6,953	Spotify Technology S.A. (a)	3,824,359
8,575	TKO Group Holdings, Inc.	1,310,346
12,780	Walt Disney (The) Co.	1,261,386
		20,585,793
	Financial Services — 4.9%
43,363	Berkshire Hathaway, Inc., Class B (a) (b)	23,094,267
24,337	Equitable Holdings, Inc.	1,267,714
9,430	Fiserv, Inc. (a)	2,082,427
101,146	Jackson Financial, Inc., Class A	8,474,012
21,487	Mastercard, Inc., Class A (b)	11,777,454
41,847	Visa, Inc., Class A (b)	14,665,700
		61,361,574
	Food Products — 2.4%
76,323	Cal-Maine Foods, Inc.	6,937,761
38,996	Ingredion, Inc.	5,272,649
24,101	Lancaster Colony Corp.	4,217,675
124,583	Mondelez International, Inc., Class A	8,452,957
104,344	Pilgrim’s Pride Corp. (a)	5,687,791
		30,568,833
	Gas Utilities — 0.1%
37,449	UGI Corp.	1,238,438
	Ground Transportation — 0.6%
58,164	Uber Technologies, Inc. (a)	4,237,829
14,929	Union Pacific Corp.	3,526,827
		7,764,656
	Health Care Equipment & Supplies — 2.2%
32,455	Abbott Laboratories	4,305,156
22,357	Becton Dickinson & Co.	5,121,094
71,098	Boston Scientific Corp. (a)	7,172,366

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
9,013	Intuitive Surgical, Inc. (a)	$4,463,868
11,670	iRhythm Technologies, Inc. (a)	1,221,616
59,273	Medtronic PLC	5,326,272
1,580	Stryker Corp.	588,155
		28,198,527
	Health Care Providers & Services — 0.7%
48,200	Encompass Health Corp.	4,881,696
57,761	Option Care Health, Inc. (a)	2,018,747
69,500	Progyny, Inc. (a)	1,552,630
		8,453,073
	Health Care REITs — 0.3%
18,649	National Health Investors, Inc.	1,377,415
138,922	Sabra Health Care REIT, Inc.	2,426,968
		3,804,383
	Health Care Technology — 0.7%
33,534	Doximity, Inc., Class A (a)	1,945,978
17,286	Veeva Systems, Inc., Class A (a)	4,003,956
65,303	Waystar Holding Corp. (a)	2,439,720
		8,389,654
	Hotels, Restaurants & Leisure — 1.6%
930	Booking Holdings, Inc.	4,284,426
23,136	Dutch Bros, Inc., Class A (a)	1,428,417
29,087	McDonald’s Corp.	9,085,906
53,024	Starbucks Corp.	5,201,124
		19,999,873
	Household Durables — 0.4%
145,541	Sony Group Corp., ADR	3,695,286
17,846	Toll Brothers, Inc.	1,884,359
		5,579,645
	Household Products — 0.8%
7,997	Colgate-Palmolive Co.	749,319
55,587	Procter & Gamble (The) Co.	9,473,136
		10,222,455
	Independent Power and Renewable Electricity Producers — 0.6%
65,257	Vistra Corp.	7,663,782
	Industrial Conglomerates — 0.3%
16,369	Honeywell International, Inc.	3,466,136
	Insurance — 1.3%
2,171	Arthur J. Gallagher & Co.	749,516
58,709	CNA Financial Corp.	2,981,830
69,433	Fidelity National Financial, Inc.	4,518,700
4,923	Kinsale Capital Group, Inc.	2,396,073
22,564	Marsh & McLennan Cos., Inc.	5,506,293
		16,152,412
	Interactive Media & Services — 5.8%
139,332	Alphabet, Inc., Class A (b)	21,546,301
108,848	Alphabet, Inc., Class C (b)	17,005,323

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services (Continued)
57,731	Meta Platforms, Inc., Class A (b)	$33,273,839
49,909	Pinterest, Inc., Class A (a)	1,547,179
		73,372,642
	IT Services — 1.3%
23,886	Accenture PLC, Class A	7,453,387
18,723	Cloudflare, Inc., Class A (a)	2,109,895
20,721	International Business Machines Corp.	5,152,484
12,217	Okta, Inc. (a)	1,285,473
		16,001,239
	Life Sciences Tools & Services — 0.4%
10,276	Thermo Fisher Scientific, Inc.	5,113,338
	Machinery — 1.1%
41,801	Allison Transmission Holdings, Inc.	3,999,102
9,402	Caterpillar, Inc.	3,100,779
38,720	Graco, Inc.	3,233,507
16,196	Illinois Tool Works, Inc.	4,016,770
		14,350,158
	Marine Transportation — 0.2%
23,953	Matson, Inc.	3,070,056
	Metals & Mining — 0.6%
67,180	Alamos Gold, Inc., Class A	1,796,393
62,992	Anglogold Ashanti PLC	2,338,263
77,698	Gold Fields Ltd., ADR	1,716,349
22,389	Southern Copper Corp.	2,092,476
		7,943,481
	Mortgage REITs — 0.1%
72,461	Annaly Capital Management, Inc.	1,471,683
	Multi-Utilities — 0.2%
19,860	Dominion Energy, Inc.	1,113,550
11,509	WEC Energy Group, Inc.	1,254,251
		2,367,801
	Office REITs — 1.0%
54,079	Kilroy Realty Corp.	1,771,628
183,721	SL Green Realty Corp.	10,600,702
		12,372,330
	Oil, Gas & Consumable Fuels — 3.5%
299,705	Antero Midstream Corp.	5,394,690
205,428	BP PLC, ADR	6,941,412
21,250	Chevron Corp.	3,554,912
169,209	DHT Holdings, Inc.	1,776,695
43,091	DT Midstream, Inc.	4,157,420
90,948	Exxon Mobil Corp. (b)	10,816,446
119,827	Hess Midstream, L.P., Class A (c)	5,067,484
34,092	MPLX, L.P. (d)	1,824,604
47,915	TotalEnergies SE, ADR	3,099,621
29,629	Viper Energy, Inc.	1,337,749
		43,971,033

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.2%
34,273	Sylvamo Corp.	$2,298,690
	Passenger Airlines — 0.3%
71,664	Alaska Air Group, Inc. (a)	3,527,302
	Personal Care Products — 1.1%
96,229	BellRing Brands, Inc. (a)	7,165,211
121,399	Unilever PLC, ADR (b)	7,229,311
		14,394,522
	Pharmaceuticals — 5.2%
45,030	AstraZeneca PLC, ADR	3,309,705
97,943	Bristol-Myers Squibb Co.	5,973,543
18,571	Eli Lilly & Co. (b)	15,337,975
156,001	Johnson & Johnson	25,871,206
59,227	Novartis AG, ADR	6,602,626
13,923	Novo Nordisk A/S, ADR	966,813
85,449	Pfizer, Inc.	2,165,278
155,852	Royalty Pharma PLC, Class A	4,851,673
		65,078,819
	Professional Services — 0.9%
13,156	Automatic Data Processing, Inc.	4,019,553
8,895	Paychex, Inc.	1,372,321
25,583	RELX PLC, ADR	1,289,639
31,764	SS&C Technologies Holdings, Inc.	2,653,247
10,993	Thomson Reuters Corp.	1,899,370
		11,234,130
	Real Estate Management & Development — 0.1%
140,765	Compass Inc., Class A (a)	1,228,878
	Retail REITs — 0.1%
21,145	Realty Income Corp.	1,226,622
3,392	Simon Property Group, Inc.	563,343
		1,789,965
	Semiconductors & Semiconductor Equipment — 8.7%
49,677	Allegro MicroSystems, Inc. (a)	1,248,383
9,707	Applied Materials, Inc.	1,408,680
6,742	ASML Holding N.V.	4,467,451
126,059	Broadcom, Inc.	21,106,058
133,436	Himax Technologies, Inc., ADR	980,755
52,825	Lattice Semiconductor Corp. (a)	2,770,671
9,623	Nova Ltd. (a)	1,773,808
563,624	NVIDIA Corp. (b)	61,085,569
27,617	QUALCOMM, Inc.	4,242,247
15,177	Silicon Laboratories, Inc. (a)	1,708,475
85,211	SolarEdge Technologies, Inc. (a)	1,378,714
79,151	STMicroelectronics N.V.	1,738,156
11,641	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,932,406
22,860	Texas Instruments, Inc.	4,107,942
		109,949,315
	Software — 9.2%
288,632	BlackBerry Ltd. (a)	1,088,143

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
12,544	Check Point Software Technologies Ltd. (a)	$2,859,028
37,376	Commvault Systems, Inc. (a)	5,896,438
31,045	InterDigital, Inc.	6,418,554
7,044	Intuit, Inc.	4,324,946
162,491	Microsoft Corp. (b)	60,997,496
64,323	Nebius Group N.V. (a)	1,357,858
36,863	Oracle Corp.	5,153,816
76,142	Palantir Technologies, Inc., Class A (a)	6,426,385
8,487	Palo Alto Networks, Inc. (a)	1,448,222
20,442	Rubrik, Inc., Class A (a)	1,246,553
19,404	Salesforce, Inc.	5,207,257
35,873	SAP SE, ADR	9,629,748
5,242	ServiceNow, Inc. (a)	4,173,366
		116,227,810
	Specialized REITs — 0.5%
14,022	American Tower Corp.	3,051,187
2,305	Equinix, Inc.	1,879,382
5,208	Public Storage	1,558,702
		6,489,271
	Specialty Retail — 2.0%
43,274	Bath & Body Works, Inc.	1,312,068
147,399	Gap (The), Inc.	3,037,893
24,093	Home Depot (The), Inc. (b)	8,829,844
13,602	Lowe’s Cos., Inc.	3,172,394
2,575	Murphy USA, Inc.	1,209,761
32,954	TJX (The) Cos., Inc.	4,013,797
64,258	Urban Outfitters, Inc. (a)	3,367,119
		24,942,876
	Technology Hardware, Storage & Peripherals — 5.7%
290,741	Apple, Inc. (b)	64,582,298
29,648	Dell Technologies, Inc., Class C	2,702,415
26,193	Logitech International S.A.	2,210,951
46,420	Pure Storage, Inc., Class A (a)	2,055,014
		71,550,678
	Textiles, Apparel & Luxury Goods — 0.4%
22,872	Deckers Outdoor Corp. (a)	2,557,318
154,692	VF Corp.	2,400,820
		4,958,138
	Tobacco — 1.7%
173,903	Altria Group, Inc.	10,437,658
121,880	British American Tobacco PLC, ADR	5,042,176
36,230	Philip Morris International, Inc.	5,750,788
		21,230,622
	Trading Companies & Distributors — 0.4%
7,186	Ferguson Enterprises, Inc.	1,151,413
7,801	Watsco, Inc.	3,965,248
		5,116,661

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 0.3%
15,952	T-Mobile US, Inc.	$4,254,558
	Total Common Stocks	1,214,236,476
	(Cost $1,064,892,571)
MONEY MARKET FUNDS — 3.7%
46,529,954	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (e)	46,529,954
	(Cost $46,529,954)
	Total Investments — 100.1%	1,260,766,430
	(Cost $1,111,422,525)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.3)%
(170)	S&P 500® Index	$(95,401,450)	$5,750.00	04/17/25	(564,400)
(390)	S&P 500® Index	(218,862,150)	5,850.00	04/17/25	(393,900)
(200)	S&P 500® Index	(112,237,000)	5,875.00	04/17/25	(168,800)
(170)	S&P 500® Index	(95,401,450)	5,900.00	04/17/25	(79,900)
(180)	S&P 500® Index	(101,013,300)	6,100.00	04/17/25	(7,020)
(170)	S&P 500® Index	(95,401,450)	6,200.00	04/17/25	(3,570)
(170)	S&P 500® Index	(95,401,450)	5,800.00	05/16/25	(1,009,800)
(155)	S&P 500® Index	(86,983,675)	5,825.00	05/16/25	(782,750)
	Total Written Options				(3,010,140)
	(Premiums received $10,338,789)
	Net Other Assets and Liabilities — 0.2%				2,044,595
	Net Assets — 100.0%				$1,259,800,885

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At March 31, 2025, the value of these securities amounts to $180,070,397.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Security is a Master Limited Partnership.
(e)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,214,236,476	$1,214,236,476	$—	$—
Money Market Funds	46,529,954	46,529,954	—	—
Total Investments	$1,260,766,430	$1,260,766,430	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,010,140)	$(3,010,140)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.2%
	Aerospace & Defense — 1.0%
2,677	Axon Enterprise, Inc. (a)	$1,407,968
9,737	General Electric Co.	1,948,861
13,468	Woodward, Inc.	2,457,775
		5,814,604
	Air Freight & Logistics — 0.2%
10,072	C.H. Robinson Worldwide, Inc.	1,031,373
	Automobiles — 3.5%
6,339	Ferrari N.V.	2,712,331
4,166	Rivian Automotive, Inc., Class A (a)	51,867
66,502	Tesla, Inc. (a) (b)	17,234,658
		19,998,856
	Banks — 1.1%
16,236	East West Bancorp, Inc.	1,457,343
525	First Citizens BancShares, Inc., Class A	973,413
56,592	Huntington Bancshares, Inc.	849,446
12,476	Pinnacle Financial Partners, Inc.	1,322,955
10,562	UMB Financial Corp.	1,067,818
17,310	Zions Bancorp N.A.	863,077
		6,534,052
	Beverages — 2.8%
32,044	Celsius Holdings, Inc. (a)	1,141,407
85,217	Coca-Cola (The) Co.	6,103,242
1,005	Coca-Cola Consolidated, Inc.	1,356,750
49,116	PepsiCo, Inc. (b)	7,364,453
		15,965,852
	Biotechnology — 2.5%
37,061	AbbVie, Inc.	7,765,021
1,698	Argenx SE, ADR (a)	1,004,987
8,934	BioNTech SE, ADR (a)	813,530
14,408	Incyte Corp. (a)	872,404
3,075	Madrigal Pharmaceuticals, Inc. (a)	1,018,532
14,591	Moderna, Inc. (a)	413,655
8,769	Natera, Inc. (a)	1,240,024
3,188	United Therapeutics Corp. (a)	982,765
		14,110,918
	Broadline Retail — 4.4%
116,285	Amazon.com, Inc. (a) (b)	22,124,384
27,114	eBay, Inc.	1,836,431
5,707	Global-e Online Ltd. (a)	203,455
9,592	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,116,125
		25,280,395
	Building Products — 0.0%
676	CSW Industrials, Inc.	197,067
	Capital Markets — 3.8%
212,567	BGC Group, Inc., Class A	1,949,239
24,263	CME Group, Inc. (b)	6,436,731
5,080	Morningstar, Inc.	1,523,340
26,682	Nasdaq, Inc.	2,024,097

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
10,572	Northern Trust Corp.	$1,042,928
45,181	Robinhood Markets, Inc., Class A (a)	1,880,433
9,394	S&P Global, Inc.	4,773,091
12,370	Tradeweb Markets, Inc., Class A	1,836,450
		21,466,309
	Chemicals — 1.7%
8,930	Balchem Corp.	1,482,380
17,094	Linde PLC (b)	7,959,650
		9,442,030
	Commercial Services & Supplies — 0.1%
3,062	Waste Management, Inc.	708,884
	Communications Equipment — 3.1%
186,218	Cisco Systems, Inc. (b)	11,491,513
6,047	F5, Inc. (a)	1,610,135
10,115	Motorola Solutions, Inc.	4,428,448
		17,530,096
	Consumer Finance — 0.5%
6,515	American Express Co.	1,752,861
21,128	Upstart Holdings, Inc. (a)	972,522
		2,725,383
	Consumer Staples Distribution & Retail — 4.8%
6,202	Casey’s General Stores, Inc.	2,691,916
16,821	Costco Wholesale Corp. (b)	15,908,965
12,073	Dollar Tree, Inc. (a)	906,320
27,184	Maplebear, Inc. (a)	1,084,370
5,228	Sprouts Farmers Market, Inc. (a)	798,002
68,056	Walmart, Inc.	5,974,636
		27,364,209
	Diversified Consumer Services — 0.6%
11,589	Duolingo, Inc. (a)	3,598,848
	Electric Utilities — 1.5%
45,373	Alliant Energy Corp.	2,919,752
1,959	Duke Energy Corp.	238,939
24,019	Evergy, Inc.	1,656,110
32,500	MGE Energy, Inc.	3,021,200
10,808	Southern (The) Co.	993,796
		8,829,797
	Electrical Equipment — 0.3%
22,223	Array Technologies, Inc. (a)	108,226
3,567	GE Vernova, Inc.	1,088,934
2,449	NANO Nuclear Energy, Inc. (a)	64,800
4,449	NEXTracker, Inc., Class A (a)	187,481
		1,449,441
	Electronic Equipment, Instruments & Components — 0.4%
10,384	Flex Ltd. (a)	343,503
6,671	Itron, Inc. (a)	698,854
15,329	Trimble, Inc. (a)	1,006,349
		2,048,706

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 3.1%
11,625	Liberty Media Corp.-Liberty Formula One, Class C (a)	$1,046,366
1,462	NetEase, Inc., ADR	150,469
17,755	Netflix, Inc. (a) (b)	16,557,070
		17,753,905
	Financial Services — 1.0%
601	Affirm Holdings, Inc. (a)	27,159
16,986	Visa, Inc., Class A	5,952,914
		5,980,073
	Ground Transportation — 0.1%
53,338	Lyft, Inc., Class A (a)	633,122
	Health Care Equipment & Supplies — 2.5%
7,072	ICU Medical, Inc. (a)	982,018
4,814	Insulet Corp. (a)	1,264,204
18,408	Intuitive Surgical, Inc. (a)	9,116,930
5,211	Masimo Corp. (a)	868,153
3,328	ResMed, Inc.	744,973
3,601	Stryker Corp.	1,340,472
		14,316,750
	Health Care Providers & Services — 0.3%
4,902	CorVel Corp. (a)	548,877
29,896	Guardant Health, Inc. (a)	1,273,570
		1,822,447
	Health Care Technology — 0.1%
3,524	Veeva Systems, Inc., Class A (a)	816,264
	Hotels, Restaurants & Leisure — 0.3%
7,438	Expedia Group, Inc.	1,250,328
5,054	MakeMyTrip Ltd. (a)	495,241
		1,745,569
	Household Durables — 0.2%
2,765	Cavco Industries, Inc. (a)	1,436,777
	Household Products — 0.4%
26,255	Colgate-Palmolive Co.	2,460,093
	Independent Power and Renewable Electricity Producers — 0.2%
6,319	Talen Energy Corp. (a)	1,261,715
	Insurance — 0.7%
5,650	Cincinnati Financial Corp.	834,618
2,622	Erie Indemnity Co., Class A	1,098,749
3,102	Progressive (The) Corp.	877,897
3,122	Willis Towers Watson PLC	1,055,080
		3,866,344
	Interactive Media & Services — 7.9%
68,715	Alphabet, Inc., Class A (b)	10,626,088
68,022	Alphabet, Inc., Class C (b)	10,627,077
40,883	Meta Platforms, Inc., Class A (b)	23,563,326
51,239	ZoomInfo Technologies, Inc. (a)	512,390
		45,328,881

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.5%
2,172	Akamai Technologies, Inc. (a)	$174,846
18,144	Amdocs Ltd.	1,660,176
1,322	Okta, Inc. (a)	139,101
5,248	Wix.com Ltd. (a)	857,418
		2,831,541
	Life Sciences Tools & Services — 0.4%
5,177	ICON PLC (a)	905,923
6,446	Repligen Corp. (a)	820,189
2,083	Waters Corp. (a)	767,732
		2,493,844
	Machinery — 1.3%
7,609	Caterpillar, Inc.	2,509,448
13,378	Lincoln Electric Holdings, Inc.	2,530,583
8,391	Middleby (The) Corp. (a)	1,275,264
1,464	Parker-Hannifin Corp.	889,892
8,960	Symbotic, Inc. (a)	181,082
		7,386,269
	Metals & Mining — 0.2%
5,946	Royal Gold, Inc.	972,230
	Oil, Gas & Consumable Fuels — 2.2%
64,168	BP PLC, ADR	2,168,237
18,801	Cheniere Energy, Inc.	4,350,551
21,144	MPLX, L.P. (c)	1,131,627
97,850	Plains GP Holdings, L.P., Class A (d)	2,090,076
16,894	Shell PLC, ADR	1,237,992
23,280	TotalEnergies SE, ADR	1,505,983
		12,484,466
	Passenger Airlines — 0.3%
35,502	Ryanair Holdings PLC, ADR	1,504,220
	Pharmaceuticals — 2.1%
6,881	Eli Lilly & Co. (b)	5,683,087
7,486	Jazz Pharmaceuticals PLC (a)	929,387
20,643	Johnson & Johnson	3,423,435
57,799	Royalty Pharma PLC, Class A	1,799,283
		11,835,192
	Professional Services — 0.3%
31,148	Legalzoom.com, Inc. (a)	268,184
20,397	SS&C Technologies Holdings, Inc.	1,703,762
		1,971,946
	Retail REITs — 0.2%
13,735	Regency Centers Corp.	1,013,094
	Semiconductors & Semiconductor Equipment — 16.0%
2,327	Allegro MicroSystems, Inc. (a)	58,478
9,476	Amkor Technology, Inc.	171,137
8,651	Astera Labs, Inc. (a)	516,205
131,564	Broadcom, Inc. (b)	22,027,761
3,987	Cirrus Logic, Inc. (a)	397,324
7,884	Enphase Energy, Inc. (a)	489,202

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
16,995	Entegris, Inc.	$1,486,723
2,284	First Solar, Inc. (a)	288,766
40,570	Lattice Semiconductor Corp. (a)	2,127,896
2,487	MKS Instruments, Inc.	199,333
3,774	Monolithic Power Systems, Inc.	2,188,845
302,383	NVIDIA Corp. (b)	32,772,270
16,558	Qorvo, Inc. (a)	1,198,965
75,986	QUALCOMM, Inc. (b)	11,672,209
33,444	Rambus, Inc. (a)	1,731,563
5,321	Silicon Laboratories, Inc. (a)	598,985
6,962	Skyworks Solutions, Inc.	449,954
18,884	SolarEdge Technologies, Inc. (a)	305,543
8,580	Teradyne, Inc.	708,708
59,975	Texas Instruments, Inc. (b)	10,777,507
8,583	Universal Display Corp.	1,197,157
		91,364,531
	Software — 12.7%
18,030	AppLovin Corp., Class A (a)	4,777,409
13,944	Braze, Inc., Class A (a)	503,099
22,476	Check Point Software Technologies Ltd. (a) (b)	5,122,730
5,793	Commvault Systems, Inc. (a)	913,904
4,686	CyberArk Software Ltd. (a)	1,583,868
15,098	Descartes Systems Group (The), Inc. (a)	1,522,331
8,055	Docusign, Inc. (a)	655,677
27,145	Five9, Inc. (a)	736,987
42,059	Freshworks, Inc., Class A (a)	593,452
16,883	Gitlab, Inc., Class A (a)	793,501
7,448	InterDigital, Inc.	1,539,874
9,732	Intuit, Inc. (b)	5,975,351
91,436	Microsoft Corp. (b)	34,324,160
872	Monday.com Ltd. (a)	212,035
7,457	Nice Ltd., ADR (a)	1,149,646
4,896	Nutanix, Inc., Class A (a)	341,790
185	Oracle Corp.	25,865
100,224	Palantir Technologies, Inc., Class A (a)	8,458,906
4,162	Qualys, Inc. (a)	524,121
81	Salesforce, Inc.	21,737
7,885	Sprout Social, Inc., Class A (a)	173,391
3,825	Tyler Technologies, Inc. (a)	2,223,817
1,964	Zoom Communications, Inc. (a)	144,884
		72,318,535
	Specialized REITs — 1.2%
7,570	American Tower Corp.	1,647,232
63	Equinix, Inc.	51,367
23,840	SBA Communications Corp.	5,245,038
		6,943,637
	Specialty Retail — 0.7%
9,021	Five Below, Inc. (a)	675,898
6,817	Lowe’s Cos., Inc.	1,589,929

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
28,482	Tractor Supply Co.	$1,569,358
183	Ulta Beauty, Inc. (a)	67,077
		3,902,262
	Technology Hardware, Storage & Peripherals — 8.7%
209,879	Apple, Inc. (b)	46,620,422
8,943	Logitech International S.A.	754,879
22,621	Seagate Technology Holdings PLC	1,921,654
16,716	Super Micro Computer, Inc. (a)	572,356
		49,869,311
	Trading Companies & Distributors — 0.2%
7,536	FTAI Aviation Ltd.	836,722
1,342	Transcat, Inc. (a)	99,912
		936,634
	Wireless Telecommunication Services — 2.1%
44,331	T-Mobile US, Inc. (b)	11,823,521
	Total Common Stocks	561,169,993
	(Cost $519,870,224)
MONEY MARKET FUNDS — 2.2%
12,346,348	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (e)	12,346,348
	(Cost $12,346,348)
	Total Investments — 100.4%	573,516,341
	(Cost $532,216,572)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.5)%
(43)	Nasdaq -100 Index®	$(82,897,335)	$19,900.00	04/17/25	(639,840)
(42)	Nasdaq -100 Index®	(80,969,490)	20,100.00	04/17/25	(428,316)
(45)	Nasdaq -100 Index®	(86,753,025)	20,200.00	04/17/25	(399,150)
(41)	Nasdaq -100 Index®	(79,041,645)	20,400.00	04/17/25	(196,390)
(41)	Nasdaq -100 Index®	(79,041,645)	20,200.00	05/16/25	(931,520)
	Total Written Options				(2,595,216)
	(Premiums received $6,164,997)
	Net Other Assets and Liabilities — 0.1%				410,988
	Net Assets — 100.0%				$571,332,113

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At March 31, 2025, the value of these securities amounts to $140,649,709.
(c)	Security is a Master Limited Partnership.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$561,169,993	$561,169,993	$—	$—
Money Market Funds	12,346,348	12,346,348	—	—
Total Investments	$573,516,341	$573,516,341	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,595,216)	$(2,595,216)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
March 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.